Treasury shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
Disclosure of Treasury Shares [line items]
Purchased of ordinary shares			3,339,968
Purchase of treasury shares	¥ 0	$ 0	¥ 285,561	¥ 0